Note 12 - Intangible Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
NOTE 12.	INTANGIBLE ASSETS

[US$ thousands]	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets	Total
Cost
As of January 1, 2019	421,578	40,700	18,677	70,600	2,047	553,602
Additions (1)	-	-	3,545	-	-	3,545
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	-	-
As of December 31, 2019	421,578	40,700	22,222	70,600	2,047	557,147

Additions (1)	-	-	6,553	-	2,287	8,840
Additions from business combination (2)	2,998	32	1,695	-	-	4,725
Disposals	-	-	-	-	-	-
Exchange differences	385	-	187	-	114	686
As of December 31, 2020	424,961	40,732	30,657	70,600	4,448	571,398

Amortization and impairment
As of January 1, 2019	-	6,457	8,122	-	2,002	16,581
Amortization for the year	-	2,980	5,203	-	2	8,185
Disposals	-	-	-	-	-	-
Exchange differences	-	-	-	-	(4)	(4)
As of December 31, 2019	-	9,437	13,325	-	2,000	24,762

Amortization for the year	-	3,013	6,674	-	2	9,689
Disposals	-	-	-	-	-	-
Exchange differences	-	(1)	-	-	33	32
As of December 31, 2020	-	12,449	19,999	-	2,035	34,483

Net book value as of December 31, 2019	421,578	31,263	8,897	70,600	47	532,385
Net book value as of December 31, 2020	424,961	28,283	10,658	70,600	2,413	536,915

	Goodwill	Customer relationships	Technology	Trademarks	Other intangible assets
Useful life	Indefinite	Up to 15 years	Up to 5 years	Indefinite	Up to 5 years
Amortization method		Straight-line	Straight-line		Straight-line

(
1
)
 Represents capitalized development expenditure net of grants received from the Norwegian government.

(
2
)
 See Note
25
for additional information on the business combination.

Goodwill and our brand of Opera (the trademark) have indefinite useful lives and are tested for impairment at least annually. Both assets were initially recognized in
November 2016
through the acquisition of Opera Norway AS with subsidiaries, consisting of one
segment – “the Consumer business”. At the end of
2020,
the Group comprises of
two
operating segments:
1
) Browser and News, and
2
) Other. The prior fintech and retail operating segments were discontinued in
2020,
as discussed in Note
9.
The goodwill and the trademark that previously was allocated to the Consumer business cash-generating unit (“CGU”) was reallocated to the Browser and News CGU in
2019.

The goodwill and trademark allocated to the Browser and News CGU, with carrying amounts of
US$421,578
thousand and
US$70,600
thousand, respectively, were tested for impairment as of
December 31, 2020.
The carrying amount of the CGU as of
December 31, 2020,
was
US$550,184
thousand (
December 31, 2019:
US$577,376
thousand). In addition to goodwill and trademark it included customer relationships, trade and other receivables, trade and other payables and other assets and liabilities allocated to Browser & News CGU.

In the annual impairment test of goodwill and trademark allocated to the Browser and News CGU, a discounted cash flow model was used to determine the value in use for the CGU. The projected cash flows were based on the most up-to-date forecast that have been approved by management and do not
include cash flows arising from future enhancements of assets that have not
been committed to and have
not
substantively commenced. The approved forecast is for
2021
only as management does
not
approve forecasts for a longer period. Because the length of the projection period for the cash flow forecast where a CGU has goodwill or intangible assets with indefinite lives is into perpetuity, we identified a “steady state” set of assumptions for the cash flows based an approach where we estimate cash flows for the years
2022
to
2024
and then using the estimated cash flows in
2024
as the basis for the terminal value. This
two
-stage approach is aimed to take cash flows to a level at which they can be regarded as reflecting maintainable earnings and to the period in a mid-point of the cycle – i.e., not
at peak or trough of the cycle. Beyond
2024,
the cash flows are extrapolated using constant nominal growth rates.

The value-in-use calculation demonstrated that the value in use exceeded the carrying amount of the CGU, thus no
impairment loss was recognized. For key assumptions and sensitivity analysis, see below.

Key assumptions

Key assumptions used in the calculation of value in use are the nominal cash flows in the forecast period, including revenue growth rate, discount rate, and estimated long-term growth.

Cash flows

Cash inflows in the Browser and News segment are expected to grow over the projected period reaching its long-term stable level. The cash inflows are forecasted for each product and country where there are sufficient and reliable data on which to base the projections. The revenue from the PC browser is expected to grow steadily, reflecting an expectation that we will continue to strengthen our position in western markets. This will bring users with strong monetization potential. Our mobile revenues are expected to increase faster, including in developing markets from product development that has been committed to and has substantively commenced, and from the undertaking of cost-effective and efficient marketing and distribution initiatives.

Forecasted cash outflows are partly based on actual costs in
2020
and a bottom-up assessment for the relevant operating unit. Operating expenditures are expected to grow, primarily due to user acquisition initiatives and closer cooperation with publishers and monetization partners which is expected to increase our revenue, but also our content cost as we pay a share of the revenues generated to these parties. The estimated increase in users will also lead to an uplift in hosting costs that are variable by its nature, like content delivery networks, bandwidth and cloud services.

Discount rate

The discount rate represents the current market assessment of the risk specific to the Browser and News CGU. The discount rate is based on the after-tax Weighted Average Cost of Capital (WACC) derived from the Capital Asset Pricing Model (CAPM) methodology and incremental borrowing rate, assuming cash flows in U.S. Dollars. The WACC calculation is based on a risk-free rate in
2020
of
0.84%
based on the
10
-year US Treasury Rate (
2019:
1.9%
), and a market risk premium of
4.97%
(
2019:
5.2%
). The estimated beta for equity was
0.91
 (
2019:
1.4
). The equity to total capital ratio was
100%
(
2019:
100%
). This resulted in a post-tax WACC of
11.8%
(
2019:
13.1%
).

Long-term growth

In estimating the long-term growth in the terminal value, we estimated long-term GDP growth in the relevant regions. We assumed no
growth in the labor force as well as
no
improvement in labor productivity, which results in
zero
real GDP growth. Moreover, for estimating long-term inflation we used IMF's inflation estimates for
2025,
broken down across regions as the basis. Based on this we estimated a long-term nominal growth rate of
2.5%
(
2019:
3%
).

Sensitivity

We have simulated a variety of sensitivities to the key assumptions, including revenue growth rate, OPEX (as % of revenue), capital expenditure necessary for maintenance, long-term growth and the WACC. Since the Browser and News CGU is in a growth period, we consider changes of +/-
3
percentage points for the
three
former metrics and narrower +/-
1
percentage point for the long-term growth and WACC to be reasonable possible changes.
No
reasonable possible change in the key assumptions would result in the CGU being impaired as of
December 31, 2020.
The following thresholds would individually trigger an impairment loss:

●	Decrease in annual revenue growth in the projected period of 11.1 percentage points.
●	Increase in operating expenditure as percent of revenue by more than 11.0 percentage points.
●	Increase of WACC by more than 4.3 percentage points.

No
economically reasonable changes to capital maintenance expenditure and the long-term growth rate would trigger the CGU to be impaired.
No
impairment would be recognized as long as the long-term growth rate is positive (above
0%
).